PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
Service cost	$ 18	$ 18
Interest cost	47	55
Net periodic benefit cost	$ 65	$ 73